Restructuring, Impairments and Gains on Sale - Narrative (Details) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) location	Dec. 31, 2020 USD ($) location	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Leases terminated, open locations | location						98	24
Leases terminated, pre-open locations | location						8	82
Restructuring and other related costs						$ 433,811	$ 206,703	$ 329,221
Receivables from landlords						3,100
Restructuring liabilities						78,736	28,875	91,369
Impairment of long-lived assets primarily associated with COVID-19						117,085	345,034	0
Non-routine gains and impairment charges						(870,002)	(1,355,921)	(335,006)
Property and equipment write-offs						0	3,100	63,100
Impairment of intangible assets						0	0	51,789
Impairment of goodwill						0	0	214,515
Impairment loss						0	120,273	2,559
Gain on sale of assets						816	$ 59,165	44
424 Fifth Venture
Restructuring Cost and Reserve [Line Items]
Sale of real estate, holdbacks			$ 15,000
Sale of real estate, holdbacks received						10,000
Meetup
Restructuring Cost and Reserve [Line Items]
Ownership percentage			9.00%				9.00%
Teem
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration										$ 50,500
Gain on disposal of business							$ 37,200
Managed by Q
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration			$ 28,100
Gain on disposal of business							9,800
Disposal consideration heldback			2,500				300
Disposal consideration holdback released							2,200
Impairment of intangible assets								20,700
Impairment of goodwill								145,000
Meetup
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration			$ 9,500
Ownership interest sold			91.00%
Impairment loss							26,100
Real Estate Investment Held by 424 Fifth Venture
Restructuring Cost and Reserve [Line Items]
Impairment loss							53,700
SpaceIQ
Restructuring Cost and Reserve [Line Items]
Gain on disposal of business		$ 9,600
Impairment loss							23,100
Corporate equipment
Restructuring Cost and Reserve [Line Items]
Impairment loss							14,300
Cash consideration from sale of equipment	$ 45,900
Flatiron
Restructuring Cost and Reserve [Line Items]
Disposal of business, consideration									$ 28,500
Gain on disposal of business							6,000
Impairment loss							3,000
Assets of two core companies
Restructuring Cost and Reserve [Line Items]
Impairment loss							18,300
Cash consideration from sale of assets							2,000
Promissory note for sale of assets							3,000
Gain on sale of assets							3,100
Conductor and Managed by Q
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets					$ 51,800
Impairment of goodwill				$ 145,000
Conductor
Restructuring Cost and Reserve [Line Items]
Impairment loss								2,600
Sale proceeds								3,500
Certain non-core businesses
Restructuring Cost and Reserve [Line Items]
Impairment of goodwill								$ 69,500
Accounts payable and accrued expenses
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities						75,500	29,500
Other liabilities, net
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities						$ 6,300
Receivables from landlords
Restructuring Cost and Reserve [Line Items]
Restructuring liabilities							$ 600